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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F Cover Page

             Report for the Calendar Year or Quarter End: 03/31/11

                        Matrix VI Management Co., L.L.C.
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                    Name of Institutional Investment Manager

1000 Winter Street, Suite 4500                   Waltham       MA       02451
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Business Address                    (Street)     (City)      (State)    (Zip)

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Timothy A. Barrows               Authorized Member                781-890-2244
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(Name)                               (Title)                         (Phone)

Signature, Place and Date of Signing:

/s/ Timothy A. Barrows
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Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:  None
List of Other Included Managers:    None

Form 13F File Number:                    Name:
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
No.

Form 13F Information Table Entry Total:       0
Form 13F Information Table Value Total:  $    0

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               INFORMATION TABLE

                           FORM 13F INFORMATION TABLE
                           AS OF DATE: March 31, 2011

ITEM 1              ITEM 2      ITEM 3   ITEM 4            ITEM 5           ITEM 6    ITEM 7                  ITEM 8
                                         VALUE    SHARES/  SH/PRN   PUT/   INVSTMT    OTHER              VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS  CUSIP   (x$1000)  PRN AMT           CALL   DSCRETN  MANAGERS*        SOLE        SHARED  NONE